Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities

Other payables and accrued liabilities consisted of the following:

	December 31, 2018	December 31, 2017
Employee related liabilities	384	390
Employee compensated absences	125	141
Taxes other than income taxes	60	65
Advances	77	89
Payables to equity-method investments	49	49
Derivative instruments	34	1
Provision for restructuring	22	46
Defined benefit plans — current portion	12	9
Defined contribution plans — accrued benefits Royalties	18 26	19 23
Others	67	65

Total	874	897